Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
1.	Summary of Significant Accounting Policies

The accounting and reporting policies reflected in the financial statements conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. Management makes estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosures of commitments and contingent liabilities at the balance sheet date, and revenues and expenses during the year. These estimates and assumptions may affect the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Principles of consolidation
The consolidated financial statements include the accounts of Farmers and Merchants Bancshares, Inc. and its wholly owned subsidiaries, Farmers and Merchants Bank (the “Bank”), and Series Protected Cell FCB-4 (the “Insurance Subsidiary”), and one indirect subsidiary, Reliable Community Financial Services, Inc. (collectively the “Company”, “we”, “us”, or “our”). The Insurance Subsidiary is a series investment, 100% owned by the Company, in First Community Bankers Insurance Co., LLC, a Tennessee “series” limited liability company and licensed property and casualty insurance company. Intercompany balances and transactions have been eliminated. Farmers and Merchants Bancshares, Inc. was formed effective November 1, 2016 and the Insurance Subsidiary was formed effective November 7, 2016. Results prior to November 1, 2016 are solely attributable to Farmers and Merchants Bank and its subsidiary Reliable Community Financial Services, Inc.

Business
Farmers and Merchants Bank provides banking services to individuals and businesses located in Baltimore County, Maryland, Carroll County, Maryland and surrounding areas of northern Maryland. The Insurance Subsidiary is a captive insurance entity that provides insurance coverage for Farmers and Merchants Bank. Reliable Community Financial Services, Inc. can provide a wide range of investment and insurance products to its customers.

Reclassifications
Certain reclassifications have been made to the 2015 financial statements to conform to the current year presentation. These reclassifications had no effect on net income.

Cash and cash equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, money market funds, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Comprehensive income
Comprehensive income includes net income and the unrealized gains or losses on investment securities available for sale, net of income taxes.

Investment securities
As securities are purchased, management determines if the securities should be classified as held to maturity or available for sale. Securities which management has the intent and ability to hold to maturity are recorded at amortized cost, which is cost adjusted for amortization of premiums and accretion of discounts to maturity. Securities held to meet liquidity needs or which may be sold before maturity are classified as available for sale and carried at fair value with unrealized gains and losses included in stockholders' equity on an after-tax basis. Gains and losses on disposal are determined using the specific-identification method. The Company amortizes premiums and accretes discounts using the interest method.

Federal Home Loan Bank stock
As a member of the Federal Home Loan Bank, the Bank is required to purchase stock based on its total assets. Additional stock is purchased and redeemed based on the outstanding Federal Home Loan Bank advances to the Bank. The stock is recorded at cost on the balance sheet.

Loans and allowance for loan losses
Loans are stated at the current amount of unpaid principal, adjusted for deferred origination costs, deferred origination fees, and the allowance for loan losses. Interest on loans is accrued based on the principal amounts outstanding. Origination fees and costs are amortized to income over the terms of loans.

Past due status is based on the contractual terms of the loan. Management may make an exception to reporting a loan as past due, if the past due status is solely due to the loan being past maturity, the Company intends to extend the loan, and the borrower is making principal and interest payments in accordance with the terms of the matured note. The accrual of interest is discontinued when any portion of the principal or interest is 90 days past due and collateral is insufficient to discharge the debt in full. If collection of principal is evaluated as doubtful, all payments are applied to principal. Loans are considered impaired when, based on current information, management considers it unlikely that the collection of principal and interest payments will be made according to contractual terms. Generally, loans are not reviewed for impairment until the accrual of interest has been discontinued or are included on the watch list.

The allowance for loan losses represents an amount which, in management’s judgment, will be adequate to absorb probable losses on existing loans and other extensions of credit that may become uncollectible. The Company’s allowance for loan losses consists of three elements: (i) specific valuation allowances determined based on probable losses on specific loans; (ii) historical valuation allowances determined based on historical loan loss experience for similar loans with similar characteristics; and (iii) adjustments to the historical valuation allowances based on general economic conditions and other qualitative risk factors both internal and external to the Company.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Management maintains a watch list of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor's ability to repay; (ii) the underlying collateral, if any; (iii) the economic environment; and (iv) for commercial borrowers, the industry in which the borrower operates. Specific valuation allowances are determined when the collateral value, if the loan is collateral dependent, or the discounted cash flows of the impaired loan is lower than the carrying value.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool over the prior eight to twenty quarters. As of December 31, 2016 and 2015, management used a twenty quarter period for the historical loss ratio. The historical loss ratios are updated quarterly based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool.

Adjustments to the historical valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such adjustments are determined by evaluating, among other things: (i) the impact of economic conditions on the portfolio; (ii) changes in asset quality, including delinquency trends; (iii) the impact of changing interest rates on portfolio risk; (iv) changes in legislative and regulatory policy; (v) the composition and concentrations of credit; and (vi) the effectiveness of the internal loan review function. Management evaluates these qualitative factors on a quarterly basis. Each factor could result in an adjustment that is positive, negative, or no impact.

Loan losses are charged to the allowance when management believes that collection is unlikely. Collections of loans previously charged off are added to the allowance at the time of recovery.

Mortgage loans held for sale and mortgage banking income
Mortgage loans held for sale are carried at the lower of aggregate cost or fair value based on the current fair value of each outstanding loan. Sales of loans are recorded when the proceeds are received, with any gain or loss recorded in mortgage banking income.

The Company sells its mortgage loans to third party investors servicing released. Upon sale and delivery, loans are legally isolated from the Company and the Company has no ability to restrict or constrain the ability of third party investors to pledge or exchange the mortgage loans. The Company does not have the entitlement or ability to repurchase the mortgage loans or unilaterally cause third party investors to put the mortgage loans back to the Company.

Premises and equipment
Premises and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation on buildings and equipment is computed over the estimated useful lives of the assets using the straight-line method. Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful lives of the asset, whichever is shorter.

Other real estate owned
Real estate acquired through foreclosure or by deed in lieu of foreclosure is recorded at the lower of cost or fair value less estimated costs to sell on the date acquired. Losses incurred at the time of acquisition of the property are charged to the allowance for loan losses. Subsequent reductions in the estimated value of the property are included with any gains or losses on sale in noninterest income.

Income taxes
The provision for income taxes includes income taxes payable for the current year and deferred income taxes. Deferred tax assets and liabilities are determined based on the difference between the financial statement bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Per share data
Earnings per share are determined by dividing net income by the weighted average number of shares of common stock outstanding, giving retroactive effect to any stock dividends. Weighted average shares were 1,652,014 and 1,633,897 for 2016 and 2015, respectively. There are no potentially dilutive shares outstanding.

Subsequent events
The Company has evaluated events and transactions occurring subsequent to the statement of financial condition date of December 31, 2016 for items that should potentially be recognized or disclosed in these financial statements as prescribed by ASC Topic 855, Subsequent Events.